Income Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax liability not recognized, undistributed earnings of foreign subsidiaries	$ 33.0
Deferred tax assets:
Net operating loss carryforwards, principally in foreign jurisdictions	102.6	$ 96.0
Retirement and other employee benefits	87.5	71.5
Unrealized loss on hedging derivatives	5.3	0.0
Intangible asset	84.8	115.3
Federal tax settlement	27.8	43.7
Other	102.4	70.5
Gross deferred tax assets	410.4	397.0
Valuation allowance	(115.7)	(109.2)
Net deferred tax assets	294.7	287.8
Deferred tax liabilities:
Depreciation and amortization	(979.7)	(921.0)
Foreign earnings	(34.0)	(35.4)
Depletable mineral properties	0.0	(45.9)
Unrealized gain on hedging derivatives	0.0	(14.6)
Other	(15.6)	(44.1)
Deferred tax liabilities	(1,029.3)	(1,061.0)
Net deferred tax liability	(734.6)	(773.2)
Less amount in current assets	84.0	60.0
Noncurrent liability	(818.6)	(833.2)
Unrecognized tax benefits:
Beginning balance	103.7	154.4
Additions for tax positions taken during the current year	22.3	9.6
Additions for tax positions taken during prior years	18.3	25.0
Reductions related to lapsed statutes of limitations	(8.5)	(1.3)
Reductions related to settlements with tax jurisdictions	0.0	(84.0)
Ending balance	$ 135.8	$ 103.7